Net Investment in Direct Financing Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Net Investment in Direct Financing Leases
13.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have terms ranging generally from three to five years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Total minimum lease payments to be received	396,734	312,184	50,315
Initial direct cost	3,963	3,963	639

	400,697	316,147	50,954
Unearned income	(72,416)	(41,360)	(6,666)

Net investment in direct finance leases	328,281	274,787	44,288

Current	128,814	143,853	23,185
Non-current	199,467	130,934	21,103

Total	328,281	274,787	44,288

Net investment in financing leases with carrying value of RMB321,602 and RMB207,445 (US$33,434) and were used to secure bank borrowings of RMB117,940 and RMB136,785 (US$22,046), as of December 31, 2013 and 2014, respectively (note 16).

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2015	148,264	23,896
2016	104,696	16,874
2017	60,130	9,691
2018	3,057	493
2019	—	—